Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	$ 13,312	$ 13,639	$ 11,400